INCOME TAXES (Schedule of Reconciliation of Theoretical Provision For Income Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Statutory corporate tax rate		$ (25,376)	$ (32,998)	$ (49,971)
Statutory corporate tax rate, Percentage		(23.00%)	(23.00%)	(23.00%)
Non-taxable or non-deductible items:
Benefits to the Benefited Enterprise		$ (15,149)	$ (16,682)	$ (31,296)
Benefits to the Benefited Enterprise, Percentage		(14.00%)	(12.00%)	(14.00%)
Capital Gains, net		$ 1,554	$ 0	$ 0
Capital Gains, net, Percentage		1.00%	0.00%	0.00%
Other		$ 196	$ (1,680)	$ (878)
Other, Percentage		1.00%	(1.00%)	0.00%
Changes in uncertain tax positions		$ 1,080	$ 1,957	$ 1,096
Changes in uncertain tax positions, Percentage		1.00%	1.00%	1.00%
Effective tax rate		$ 16,499	$ (37,806)	$ 19,348
Effective tax rate, Percentage		16.00%	(27.00%)	10.00%
Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory corporate tax rate		$ 0	$ (50,431)	$ 0
Statutory corporate tax rate, Percentage		0.00%	(35.00%)	0.00%
State and local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory corporate tax rate	[1]	$ 0	$ (6,677)	$ 0
Statutory corporate tax rate, Percentage	[1]	0.00%	(5.00%)	0.00%
Other [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory corporate tax rate		$ (2,877)	$ (2,268)	$ 0
Statutory corporate tax rate, Percentage		(3.00%)	(2.00%)	0.00%
Other foreign jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory corporate tax rate		$ (565)	$ (441)	$ (455)
Statutory corporate tax rate, Percentage		(1.00%)	0.00%	0.00%

[1]	Consist mainly of change in Valuation Allowance.